Gains or losses on non financial assets and investments, net (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposal Of Assets Not Classified As Noncurrent Assets Held For Sale [Abstract]
Gains		R$ 1,798	R$ 12,584	R$ 787,628
Tangible and intangible assets		1,798	12,575	30,478
Investments	[1]		9	757,150
Losses		(66,100)	(8,768)	(7,013)
Tangible and intangible assets		(13,719)	(7,547)	(502)
Investments	[2]	(52,381)	(1,221)	(6,511)
Total		R$ (64,302)	R$ 3,816	R$ 780,615

[1]	In 2015 includes a gain of R$750,550, related to the operation with the sale of Santander Securities Services Brasil DTVM S.A. (note 4.a).
[2]	In 2017, includes the amount of R$41,999 related to the sale of BW Guirapá I S.A.